Other comprehensive income (loss) - Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 41,585	[1],[2]	$ 40,739	[1],[3]	$ 41,567	[3]
Change in accumulated other comprehensive income (loss)	1,658		623		(812)
Ending balance	45,944	[2]	41,585	[1],[2]	40,739	[1],[3]
Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	40		0
Ending balance			40		0
Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	41,625		40,739		41,537
Ending balance			41,625		40,739
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,652)		(1,915)		(1,613)
Change in accumulated other comprehensive income (loss)	506		148		(302)
Ending balance	(1,146)		(1,652)		(1,915)
Foreign currency translation | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0		115		0
Ending balance			0		115
Foreign currency translation | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,652)		(1,800)		(1,613)
Ending balance			(1,652)		(1,800)
Accumulated defined benefits adjustment | Pension Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,275)		(1,005)		(887)
Change in accumulated other comprehensive income (loss)	(24)		(57)		(118)
Ending balance	(1,299)		(1,275)		(1,005)
Accumulated defined benefits adjustment | Pension Benefits | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0		(213)		0
Ending balance			0		(213)
Accumulated defined benefits adjustment | Pension Benefits | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,275)		(1,218)		(887)
Ending balance			(1,275)		(1,218)
Accumulated defined benefits adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(49)		(52)		(50)
Change in accumulated other comprehensive income (loss)	(6)		3		(2)
Ending balance	(55)		(49)		(52)
Accumulated defined benefits adjustment | Other post-retirement benefits | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0		0		0
Ending balance			0		0
Accumulated defined benefits adjustment | Other post-retirement benefits | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(49)		(52)		(50)
Ending balance			(49)		(52)
Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	336		(196)		186
Change in accumulated other comprehensive income (loss)	1,177		526		(380)
Ending balance	1,508		336		(196)
Unrealized gain (loss) on assets available-for-sale | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(5)		6		(2)
Ending balance			(5)		6
Unrealized gain (loss) on assets available-for-sale | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	331		(190)		184
Ending balance			331		(190)
Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	2		(3)		7
Change in accumulated other comprehensive income (loss)	5		3		(10)
Ending balance	7		2		(3)
Unrealized gain (loss) on cash flow hedges | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0		2		0
Ending balance			0		2
Unrealized gain (loss) on cash flow hedges | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	2		(1)		7
Ending balance			2		(1)
Total accumulated other comprehensive income (loss), net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2,638)		(3,171)		(2,357)
Change in accumulated other comprehensive income (loss)			623		(812)
Ending balance	(985)		(2,638)		(3,171)
Total accumulated other comprehensive income (loss), net of tax | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(5)		(90)		(2)
Ending balance			(5)		(90)
Total accumulated other comprehensive income (loss), net of tax | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (2,643)		(3,261)		(2,359)
Ending balance			$ (2,643)		$ (3,261)

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,096 million at Dec. 31, 2018 and $37,941 million at Dec. 31, 2019.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,941 million at Dec. 31, 2019 and $41,260 million at Dec. 31, 2020.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,709 million at Dec. 31, 2017 and $37,096 million at Dec. 31, 2018.